Loans and Related Allowance for Loan Losses	12 Months Ended
Dec. 31, 2016
Loans and Related Allowance for Loan Losses [Abstract]
Loans and Related Allowance for Loan Losses

7.  Loans and Related Allowance for Loan Losses

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Company’s internal risk rating system as of December 31, 2016 and December 31, 2015 (in thousands):

As of December 31, 2016	Pass	Special Mention	Substandard	Doubtful	Total

Commercial, financial and agricultural	$34,510	$5,104	$1,213	$-	$40,827
Real estate - commercial	100,153	15,843	6,726	989	123,711
Real estate - construction	24,702	4,044	6,460	-	35,206
Real estate - mortgage	144,353	4,426	4,496	1,630	154,905
Obligations of states and political subdivisions	12,431	1,185		-	13,616
Personal	9,970	52	10	-	10,032
Total	$326,119	$30,654	$18,905	$2,619	$378,297

As of December 31, 2015	Pass	Special Mention	Substandard	Doubtful	Total

Commercial, financial and agricultural	$30,814	$1,853	$1,504	$-	$34,171
Real estate - commercial	106,629	16,067	3,274	1,243	127,213
Real estate - construction	16,351	7,024	3,297	-	26,672
Real estate - mortgage	152,161	6,595	4,656	1,205	164,617
Obligations of states and political subdivisions	17,069	455		-	17,524
Personal	6,787	56	3	-	6,846
Total	$329,811	$32,050	$12,734	$2,448	$377,043

The Company has certain loans in its portfolio that are considered to be impaired. It is the policy of the Company to recognize income on impaired loans that have been transferred to nonaccrual status on a cash basis, only to the extent that it exceeds principal balance recovery. A collateral analysis is performed on each impaired loan at least quarterly, and results are used to determine if a specific reserve is necessary to adjust the carrying value of each individual loan down to the estimated fair value. Generally, specific reserves are carried against impaired loans based upon estimated collateral value until a confirming loss event occurs or until termination of the credit is scheduled through liquidation of the collateral or foreclosure. Consumer mortgage loans secured by residential real estate properties for which formal foreclosure proceedings were in process at December 31, 2016 and December 31, 2015 totaled $1,778,000 and $382,000, respectively. Charge off will occur when a confirmed loss is identified. Professional appraisals of collateral, discounted for expected selling costs, are used to determine the charge-off amount. The following tables summarize information regarding impaired loans by portfolio class as of December 31, 2016 and December 31, 2015 (in thousands):

	As of December 31, 2016			As of December 31, 2015
Impaired loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial, financial and agricultural	$436	$439	$-	$475	$475	$-
Real estate - commercial	5,499	6,475	-	1,851	2,024	-
Acquired with credit deterioration	641	730	-	834	893	-
Real estate - construction	2,455	2,455	-	-	-	-
Real estate - mortgage	3,345	5,020	-	2,636	4,127	-
Acquired with credit deterioration	415	440	-	630	642	-
With an allowance recorded:
Real estate - mortgage	$712	$712	$56	$-	$-	$-
Total:
Commercial, financial and agricultural	$436	$439	$-	$475	$475	$-
Real estate - commercial	5,499	6,475	-	1,851	2,024	-
Acquired with credit deterioration	641	730	-	834	893	-
Real estate - construction	2,455	2,455	-	-	-	-
Real estate - mortgage	4,057	5,732	56	2,636	4,127	-
Acquired with credit deterioration	415	440	-	630	642	-
	$13,503	$16,271	$56	$6,426	$8,161	$-

	Year Ended December 31, 2016			Year Ended December 31, 2015			Year Ended December 31, 2014
Impaired loans	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Income
With no related allowance recorded:
Commercial, financial and agricultural	$456	$29	$-	$238	$25	$-	$48	$1	$2
Real estate - commercial	3,675	331	-	2,058	45	27	2,141	62	49
Acquired with credit deterioration	738	-	-	417	-	-	-	-	-
Real estate - construction	1,228	136	-	168	-	-	420	-	-
Real estate - mortgage	2,991	28	37	2,846	27	36	3,205	76	71
Acquired with credit deterioration	523	-	-	53	-	-	-	-	-
With an allowance recorded:
Real estate - commercial	-	-	-	-	-	-	119
Real estate - construction	-	-	-	-	-	-	739	-	-
Real estate - mortgage	356	-	-	448	-	-	631	-	5
Total:
Commercial, financial and agricultural	456	29	-	238	25	-	48	$1	$2
Real estate - commercial	3,675	331	-	2,058	45	27	2,260	62	49
Acquired with credit deterioration	738	-	-	417	-	-	-	-	-
Real estate - construction	1,228	136	-	168	-	-	1,159	-	-
Real estate - mortgage	3,347	28	37	3,294	27	36	3,836	76	76
Acquired with credit deterioration	523	-	-	53	-	-	-	-	-
	$9,967	$524	$37	$6,228	$97	$63	$7,303	$139	$127

The following table presents nonaccrual loans by classes of the loan portfolio as of December 31, 2016 and December 31, 2015 (in thousands):

Nonaccrual loans:	December 31, 2016	December 31, 2015
Real estate - commercial	$1,016	$1,286
Real estate - mortgage	3,717	2,402
Total	$4,733	$3,688

Interest income not recorded based on the original contractual terms of the loans for nonaccrual loans was $281,000, $239,000 and $382,000 in 2016, 2015 and 2014, respectively. The aggregate amount of demand deposits that have been reclassified as loan balances at December 31, 2016 and 2015 were $39,000 and $146,000, respectively.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2016 and December 31, 2015 (in thousands):

As of December 31, 2016	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing

Commercial, financial and agricultural	$15	-	6	$21	$40,806	$40,827	$6
Real estate - commercial
Real estate - commercial	55	-	-	55	123,015	123,070	-
Acquired with credit deterioration	-	-	452	452	189	641	452
Real estate - construction	6	-	508	514	34,692	35,206	508
Real estate - mortgage
Real estate - mortgage	1,097	57	40	1,194	153,296	154,490	40
Acquired with credit deterioration	-	-	138	138	277	415	138
Obligations of states and political subdivisions	-	-	-	-	13,616	13,616	-
Personal	25	3	-	28	10,004	10,032	-
Total	$1,198	$60	$1,144	$2,402	$375,895	$378,297	$1,144

As of December 31, 2015	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans	Loans Past Due greater than 90 Days and Accruing

Commercial, financial and agricultural	$92	-	-	$92	$34,079	$34,171	$-
Real estate - commercial
Real estate - commercial	112	124	1,243	1,479	124,900	126,379	-
Acquired with credit deterioration	-	175	443	618	216	834	443
Real estate - construction	-	-	-	-	26,672	26,672	-
Real estate - mortgage					-
Real estate - mortgage	1,038	761	1,669	3,468	160,519	163,987	-
Acquired with credit deterioration	-	61	119	180	450	630	119
Obligations of states and political subdivisions	-	-	-	-	17,524	17,524	-
Personal	56	48	2	106	6,740	6,846	2
Total	$1,298	$1,169	$3,476	$5,943	$371,100	$377,043	$564

The following table summarizes information regarding troubled debt restructurings by loan portfolio class as of and for the years ended December 31, 2016 and 2015, in thousands of dollars.

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Recorded Investment
As of December 31, 2016
Accruing troubled debt restructurings:
Real estate - mortgage	7	$369	$397	$340

Non-accruing troubled debt restructurings:
Real estate - mortgage	1	25	25	23
	8	$394	$422	$363
As of December 31, 2015
Accruing troubled debt restructurings:
Real estate - commercial	1	$148	$148	$142
Real estate - mortgage	6	254	282	234

	7	$402	$430	$376

The Company’s troubled debt restructurings are also impaired loans, which may result in a specific allocation and subsequent charge-off if appropriate. As of December 31, 2016, there were no specific reserves and no charge-offs relating to the troubled debt restructurings. The amended terms of the restructured loans vary, whereby interest rates have been reduced, principal payments have been reduced or deferred for a period of time and/or maturity dates have been extended.

As of December 31, 2016, one restructured loan with a balance of $44,000 was in default because it was delinquent in excess of 30 days with respect to the terms of the restructuring. There have been no defaults of troubled debt restructurings that took place during 2016, 2015 or 2014 within 12 months of restructure.

The following table summarizes loans whose terms have been modified, resulting in troubled debt restructurings during 2016, in thousands of dollars. There were no loans whose terms have been modified resulting in troubled debt restructurings during 2015.

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Recorded Investment
Year ended December 31, 2016
Accruing troubled debt restructurings:
Real estate - mortgage	3	$189	$189	$186
	3	$189	$189	$186

The following tables summarize loans and the activity in the allowance for loan losses by loan class, segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of and for the years ended December 31, 2016, 2015 and  2014 (in thousands):

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2016	$264	$836	$191	$1,140	$-	$47	$2,478
Charge-offs	(4)	(146)	-	(103)	-	(26)	(279)
Recoveries	-	24	-	15	-	19	58
Provisions	58	234	40	91	-	43	466
Ending balance, December 31, 2016	$318	$948	$231	$1,143	$-	$83	$2,723

As of December 31, 2016	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$318	$948	$231	$1,143	$-	$83	$2,723
evaluated for impairment
individually	$-	$-	$-	$56	$-	$-	$56
collectively	$318	$948	$231	$1,087	$-	$83	$2,667

Loans:
Ending balance	$40,827	$123,711	$35,206	$154,905	$13,616	$10,032	$378,297
evaluated for impairment
individually	$436	$5,499	$2,455	$4,057	$-	$-	$12,447
collectively	$40,391	$117,571	$32,751	$150,433	$13,616	$10,032	$364,794
Ending balance: loans acquired with deteriorated credit quality	$-	641	$-	$415	$	$-	$1,056

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2015	$222	$665	$155	$1,300	$-	$38	$2,380
Charge-offs	(11)	(66)	(24)	(305)	-	(9)	(415)
Recoveries	7	-	-	1	-	3	11
Provisions	46	237	60	144	-	15	502
Ending balance, December 31, 2015	$264	$836	$191	$1,140	$-	$47	$2,478

As of December 31, 2015	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$264	$836	$191	$1,140	$-	$47	$2,478
evaluated for impairment
individually	$-	$-	$-	$-	$-	$-	$-
collectively	$264	$836	$191	$1,140	$-	$47	$2,478

Loans:
Ending balance	$34,171	$127,213	$26,672	$164,617	$17,524	$6,846	$377,043
evaluated for impairment
individually	$475	$1,851	$-	$2,636	$-	$-	$4,962
collectively	$33,696	$124,528	$26,672	$161,351	$17,524	$6,846	$370,617
acquired with credit deterioration	$-	834	$-	$630	$	$-	$1,464

Allowance for loan losses:	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Beginning Balance, January 1, 2014	$253	$534	$212	$1,246	$-	$42	$2,287
Charge-offs	(20)	(92)	(18)	(125)	-	(20)	(275)
Recoveries	4	5	-	-	-	2	11
Provisions	(15)	218	(39)	179	-	14	357
Ending balance, December 31, 2014	$222	$665	$155	$1,300	$-	$38	$2,380

As of December 31, 2014	Commercial, financial and agricultural	Real estate - commercial	Real estate - construction	Real estate - mortgage	Obligations of states and political subdivisions	Personal	Total
Allowance for loan losses:
Ending balance	$222	$665	$155	$1,300	$-	$38	$2,380
evaluated for impairment
individually	$-	$-	$-	$150	$-	$-	$150
collectively	$222	$665	$155	$1,150	$-	$38	$2,230

Loans:
Ending balance	$23,738	$90,000	$20,713	$140,676	$15,730	$4,044	$294,901
evaluated for impairment
individually	$1	$2,264	$336	$3,952	$-	$-	$6,553
collectively	$23,737	$87,736	$20,377	$136,724	$15,730	$4,044	$288,348